Financial result (Tables)	12 Months Ended
Dec. 31, 2023
Financial result
Schedule of other financial income and expense

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Fair value adjustments and net currency exchange differences:
Net unrealized currency exchange gain/loss (-)	€(20,544)	€41,559	€56,966
Net realized currency exchange gain/loss (-)	(1,118)	2,825	(308)
Fair value re-measurement of warrants	18	186	2,960
Fair value loss on financial assets held at fair value through profit or loss	(390)	—	(4,919)
Fair value gain on current financial investments	38,286	6,929	6,763
Total fair value adjustments and net currency exchange differences	16,252	51,498	61,462

Other financial income:
Interest income	79,290	18,094	2,865
Discounting effect of non-current R&D incentives receivables	617	93	93
Discounting effect of other non-current liabilities	318	—	—
Other finance income	24	376	99
Total other financial income	80,249	18,563	3,057

Other financial expenses:
Interest expenses	(1,770)	(6,884)	(11,592)
Discounting effect of other non-current liabilities	—	(2,271)	—
Other finance charges	(843)	(699)	(761)
Total other financial expense	(2,613)	(9,854)	(12,353)

Total net other financial income	€93,888	€60,206	€52,166